Vanguard Emerging Markets Bond Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	97 Months Ended	118 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.32%	3.52%		7.20%
Performance Inception Date	Mar. 10, 2016
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.37%	1.00%		4.49%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.36%	1.52%		4.34%
Investor Shares | JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%		4.16%
Investor Shares | Bloomberg Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	(3.59%)		0.05%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.46%	3.68%	6.18%
Performance Inception Date	Dec. 06, 2017
Admiral Shares | JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	3.02%
Admiral Shares | Bloomberg Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	(3.59%)	(0.63%)